UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               ------------------------------

Check here if Amendment; [ ]   Amendment Number:
      This Amendment (Check only one.): [ ]   is a restatement.
                                        [ ]   adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Mutuals Advisors, Inc
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Address:    700 N. Pearl St
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            Suite 900
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            Dallas, TX 75201
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Form 13F File Number:   28- 12695
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       David E. Scott
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Title:      Chief Compliance Officer
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Phone:      646-415-8159
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Signature, Place, and Date of Signing:

      /s/ David E. Scott               New York, New York           08/14/09
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             [Signature]                 [City, State]               [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Form 13F File Number     Name
28-
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
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Form 13F Information Table Entry Total:     39
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Form 13F Information Table Value Total:     $ 66,080
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                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number     Name
1      28-
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


13F: All Funds as of 6/30/09

                                                                                                                  Voting Authority
Name of Issuer              Title of Class      CUSIP      Market      Shares/   Investment    Other Managers   Sole   Shared  None
                                                           Value $    Quantity   Discretion
                                                          (x1,000)
AMAZON COM INC                             COM  023135106      418,300    5,000     OTHER      GNI Capital, Inc.         5,000
BRISTOL MYERS SQUIBB CO                    COM  110122108      507,750   25,000     OTHER      GNI Capital, Inc.        25,000
BRITISH AMERN TOB PLC            SPONSORED ADR  110448107    5,580,000  100,000     OTHER      GNI Capital, Inc.       100,000
CARTER INC                                 COM  146229109      369,150   15,000     OTHER      GNI Capital, Inc.        15,000
ISHARES INC                        MSCI TAIWAN  464286731      857,650   85,000     OTHER      GNI Capital, Inc.        85,000
ISHARES TR                     BARCLYS TIPS BD  464287176    1,016,300   10,000     OTHER      GNI Capital, Inc.        10,000
ISHARES TR                      MSCI EMERG MKT  464287234    1,450,350   45,000     OTHER      GNI Capital, Inc.        45,000
ISHARES TR                      BARCLYS 20+ YR  464287432      614,705    6,500     OTHER      GNI Capital, Inc.         6,500
ISHARES TR                      RUSSELL1000GRW  464287614    1,641,200   40,000     OTHER      GNI Capital, Inc.        40,000
ISHARES TR                        MSCI GRW IDX  464288885    1,385,700   30,000     OTHER      GNI Capital, Inc.        30,000
LILLY ELI & CO                             COM  532457108      502,280   14,500     OTHER      GNI Capital, Inc.        14,500
LOCKHEED MARTIN CORP                       COM  539830109    5,847,125   72,500     OTHER      GNI Capital, Inc.        72,500
LORILLARD INC                              COM  544147101    7,454,700  110,000     OTHER      GNI Capital, Inc.       110,000
MELCO CROWN ENTMT LTD                      ADR  585464100      787,500  175,000     OTHER      GNI Capital, Inc.       175,000
MYLAN INC                                  COM  628530107      261,000   20,000     OTHER      GNI Capital, Inc.        20,000
NORTHROP GRUMMAN CORP                      COM  666807102    1,073,480   23,500     OTHER      GNI Capital, Inc.        23,500
OSI PHARMACEUTICALS INC                    COM  671040103      282,300   10,000     OTHER      GNI Capital, Inc.        10,000
OCWEN FINL CORP                        COM NEW  675746309      389,100   30,000     OTHER      GNI Capital, Inc.        30,000
OIL SVC HOLDRS TR                DEPOSTRY RCPT  678002106      488,400    5,000     OTHER      GNI Capital, Inc.         5,000
PHILIP MORRIS INTL INC                     COM  718172109   12,867,900  295,000     OTHER      GNI Capital, Inc.       295,000
RAYTHEON CO                            COM NEW  755111507    3,110,100   70,000     OTHER      GNI Capital, Inc.        70,000
WYETH                                      COM  983024100      453,900   10,000     OTHER      GNI Capital, Inc.        10,000
ALTRIA GROUP INC                           COM  02209S103    3,359,950  205,000     OTHER      GNI Capital, Inc.       205,000
DWS HIGH INCOME TR                         SHS  23337C109      440,000  125,000     OTHER      GNI Capital, Inc.       125,000
DIAGEO P L C                      SPON ADR NEW  25243Q205    3,291,875   57,500     OTHER      GNI Capital, Inc.        57,500
DREYFUS HIGH YIELD STRATEGIES       SH BEN INT  26200S101      457,500  150,000     OTHER      GNI Capital, Inc.       150,000
ICU MED INC                                COM  44930G107      411,500   10,000     OTHER      GNI Capital, Inc.        10,000
ISHARES SILVER TRUST                   ISHARES  46428Q109      401,400   30,000     OTHER      GNI Capital, Inc.        30,000
MBIA INC                                   COM  55262C100      129,900   30,000     OTHER      GNI Capital, Inc.        30,000
MARKET VECTORS ETF TR           GOLD MINER ETF  57060U100      679,680   18,000     OTHER      GNI Capital, Inc.        18,000
MEDCO HEALTH SOLUTIONS INC                 COM  58405U102      387,685    8,500     OTHER      GNI Capital, Inc.         8,500
POWERSHARES ETF TRUST           HLTHCR SEC POR  73935X351      700,200   36,000     OTHER      GNI Capital, Inc.        36,000
PROSHARES TR                  PSHS ULT HLTHCRE  74347R735    1,087,800   30,000     OTHER      GNI Capital, Inc.        30,000
PROSHARES TR                  PSHS ULSHT SP500  74347R883    1,381,250   25,000     OTHER      GNI Capital, Inc.        25,000
SPDR TR                             UNIT SER 1  78462F103    2,757,600   30,000     OTHER      GNI Capital, Inc.        30,000
SPDR SERIES TRUST               S&P OILGAS EXP  78464A730      475,800   15,000     OTHER      GNI Capital, Inc.        15,000
SELECT SECTOR SPDR TR             SBI INT-TECH  81369Y803    1,453,600   80,000     OTHER      GNI Capital, Inc.        80,000
TENET HEALTHCARE CORP                      COM  88033G100      239,700   85,000     OTHER      GNI Capital, Inc.        85,000
WISDOMTREE TRUST                JP SMALLCP DIV  97717W836    1,065,400   28,000     OTHER      GNI Capital, Inc.        28,000

                                                Total     $ 66,079,730